Business Combination - Additional Information (Detail)					1 Months Ended						12 Months Ended
	Mar. 31, 2017 USD ($)	Jan. 01, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Business	Dec. 31, 2016 USD ($) Business
Disclosure of detailed information about business combination [line items]
Number of business combination completed | Business											6	3
Revenue		$ 120,600,000		$ 90,800,000							$ 30,965,277
Net earnings (loss) before tax		$ 29,100,000		$ 24,300,000							10,257,085
Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Estimated purchase consideration paid											31,969,489	$ 30,336,639
Total consideration											33,153,268	34,158,534
Non-controlling interest											26,657,061	$ 27,059,922
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of detailed information about business combination [line items]
Revenue											18,573,853
Net earnings (loss) before tax											9,042,159
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired										2016-05		2016-05
Membership interest acquired										51.00%
Estimated purchase consideration paid										$ 13,000,000		$ 13,000,000
Total consideration										16,821,895		16,821,896
Non-controlling interest										$ 16,162,214		$ 16,162,214
Non controlling percent										49.00%
Date of acquisition										May 31, 2016
Total purchase price										$ 17,200,000
Deferred cash consideration										$ 4,200,000
Deferred consideration payable term										4 years
Deferred consideration discounted value										$ 3,821,895
Deferred consideration as current liability										773,134
Deferred consideration as non current liability										3,133,693
Additional member contributions by company										285,600
Additional member contributions by non controlling interest										$ 274,400
Community Anesthesia, PLLC ("Community") [member]
Disclosure of detailed information about business combination [line items]
Revenue											7,733,243
Net earnings (loss) before tax											(601,708)
Community Anesthesia, PLLC ("Community") [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired									2016-06			2016-06
Membership interest acquired									65.00%
Estimated purchase consideration paid												$ 13,636,639
Total consideration									$ 13,636,639			13,636,639
Non-controlling interest									$ 7,342,806			$ 7,342,806
Non controlling percent									35.00%
Date of acquisition									Jun. 15, 2016
Working capital advance			$ 100,000
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member]
Disclosure of detailed information about business combination [line items]
Revenue											4,658,181
Net earnings (loss) before tax											$ 1,816,634
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired									2016-06			2016-06
Membership interest acquired									51.00%
Estimated purchase consideration paid												$ 3,700,000
Total consideration									$ 3,700,000			3,700,000
Non-controlling interest									$ 3,554,902			$ 3,554,902
Non controlling percent									49.00%
Date of acquisition									Jun. 30, 2016
Contributed member loan by company									$ 107,100
Contributed member loan by non-controlling interest									$ 102,900
DDAB LLC [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired								2017-02			2017-02
Membership interest acquired								51.00%
Estimated purchase consideration paid								$ 4,089,791			$ 4,089,791
Total consideration								1,183,779			5,273,570
Non-controlling interest								$ 5,066,763			$ 5,066,763
Non controlling percent								49.00%
Date of acquisition								Feb. 01, 2017
Working capital advance	$ 71,819
Osceola Gastroenterology Anesthesia Associates, LLC [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired							2017-03				2017-03
Membership interest acquired	60.00%						60.00%
Estimated purchase consideration paid											$ 3,401,819
Total consideration	$ 3,401,819						$ 3,401,819				3,401,819
Non-controlling interest	$ 2,267,879						$ 2,267,879				$ 2,267,879
Non controlling percent							40.00%
Date of acquisition							Mar. 15, 2017
Contributed member loan by company							$ 90,000
Contributed member loan by non-controlling interest							$ 60,000
West Florida Anesthesia Associates, LLC [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired						2017-08					2017-08
Membership interest acquired						55.00%
Estimated purchase consideration paid											$ 5,840,000
Total consideration						$ 5,840,000					5,840,000
Non-controlling interest						$ 4,778,182					$ 4,778,182
Non controlling percent						45.00%
Date of acquisition						Aug. 01, 2017
Contributed member loan by company						$ 82,500
Contributed member loan by non-controlling interest						$ 67,500
Central Colorado Anesthesia Associates, LLC [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired					2017-09						2017-09
Membership interest acquired					51.00%
Estimated purchase consideration paid											$ 7,888,919
Total consideration					$ 7,888,919						7,888,919
Non-controlling interest					$ 7,579,550						$ 7,579,550
Non controlling percent					49.00%
Date of acquisition					Sep. 11, 2017
Contributed member loan by company					$ 178,500
Contributed member loan by non-controlling interest					$ 171,500
Raleigh Sedation Associates, LLC & Blue Ridge Sedation Associates, PLLC [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired					2017-09						2017-09
Membership interest acquired					51.00%
Estimated purchase consideration paid											$ 7,248,960
Total consideration					$ 7,248,960						7,248,960
Non-controlling interest					$ 6,964,687						$ 6,964,687
Non controlling percent					49.00%
Date of acquisition					Sep. 11, 2017
Contributed member loan by company					$ 204,000
Contributed member loan by non-controlling interest					$ 196,000
Alamo Sedation Associates, LLC [member] | Anesthesia services [member]
Disclosure of detailed information about business combination [line items]
Date Acquired					2017-09						2017-09
Membership interest acquired					100.00%
Estimated purchase consideration paid											$ 3,500,000
Total consideration					$ 3,500,000						$ 3,500,000
Date of acquisition					Sep. 28, 2017